Management of financial risk	12 Months Ended
Dec. 31, 2021
Management of financial risk
Management of financial risk

4     Management of financial risk

The Group’s activities expose it to a variety of financial risks: market risk (comprising currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Risk management is carried out by the senior management of the Group.

Since December 2019, COVID-19 has become widespread in China and many other countries. Although China’s economy is reopening, the Group’s operations have been negatively affected by delays in project implementation, on-site work, business development, client interaction and general uncertainties surrounding the effective and timely constraint of COVID-19. The outbreak of COVID-19 and the resulting widespread health crisis have also adversely affected the economies and financial markets, which could result in an economic downturn. As a result, customer usage of the Group’s solutions and the revenue growth have been and will continue to be adversely affected.

The extent to which this outbreak impacts our results of operations will depend on future developments, which are highly uncertain and unpredictable, including new information that may emerge concerning the severity of this outbreak and future actions, if any, to contain this outbreak or treat its impact, among others.

The Group has been proactively working with existing and new customers to provide them operation support services and assist them in their shift to cloud-based solutions amid the pandemic-related interruptions. The outlook for the pandemic remains fluid, and the full and long-term implications from COVID-19 on the Group’s business and results of operations are uncertain. The Group will continue to closely monitor the situation and adjust our business to meet the evolving customer demand.

4.1  Financial risk factors

(a)	Market risk

Currency risk

Foreign currency risk is the risk of loss resulting from changes in foreign currency exchange rates. Fluctuations in exchange rates between the RMB and other currencies in which the Group conducts business may affect its financial position and results of operations. The foreign currency risk assumed by the Group mainly comes from movements in the USD/RMB exchange rates.

The Company and overseas intermediate holding companies’ functional currency is USD. They are mainly exposed to foreign exchange risk arising from their cash and cash equivalents and loans to group companies denominated in RMB. The Group has entered into spot-forward USD/RMB currency swaps to hedge certain portion of its exposure to foreign currency risk arising from loans to group companies denominated in RMB. Under the Group’s policy, the critical terms of the swaps must substantially align with the hedge items.

The subsidiaries of the Group are mainly operated in mainland China with most of the transactions settled in RMB. The Group considers that the business in mainland China is not exposed to any significant foreign exchange risk as there are no significant financial assets or liabilities of these subsidiaries denominated in the currencies other than the respective functional currency.

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(a)   Market risk(Continued)

The analysis below is performed for reasonably possible movements in key variables with all other variables held constant, showing the post-tax impact on profit and equity.

	At December 31,			At December 31,
	2019	2020	2021	2019	2020	2021

	Impact on post tax profit			Impact on other components of equity
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
USD+5%	21,776	52,506	(4,028)	326,722	618,581	260,467
USD −5%	(21,776)	(52,506)	4,028	(326,722)	(618,581)	(260,467)

Interest rate risk

Interest rate risk is the risk that the value/future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Floating rate instruments expose the Group to cash flow interest rate risk, whereas fixed rate instruments expose the Group to fair value interest risk.

The Group is exposed to interest rate risk primarily in relation to term deposits and short-term borrowings, all of which mature in one year. The Group generally assumes borrowings to fund working capital requirements. The risk is managed by the Group by matching the terms of interest rates of term deposits and short-term borrowings.

(b)	Credit risk
(i)	Credit risk management

In 2021, the COVID-19 still had certain impacts on businesses in some provinces/cities and industries as well as the whole economy of the PRC. As a result, the quality of the Group’s credit assets and investment assets was affected to some extent.

The Group’s credit risk is mainly associated with cash and cash equivalents, restricted cash, trade receivables, contract assets, other receivables, financial assets measured at amortized cost from virtual bank and financial guarantee contracts. The carrying amounts of each class of the above financial assets represent the Group’s maximum exposure to credit risk in relation to financial assets except for the financial guarantee as disclosed in Note 4.1 (b) (ii).

To manage this risk arising from cash and cash equivalents and restricted cash, the Group mainly transacts with state-owned or reputable financial institutions in the PRC including related parties (Note 34(d)) and reputable international financial institution outside the PRC. The Group considers that there is no significant credit risk and the Group will not suffer any material losses due to the default of these financial institutions.

The Group’s trade receivables and contract assets mainly arise from transactions undertaken with customers. The Group mitigates the credit risk by assessing the credit quality, setting a shorter credit period or arranging the instalment payment and prepayment method. The impairment loss allowance for trade receivables and contract assets are disclosed in Note 18 and Note 5.

For other receivables (except for financial guarantee fee receivables), management make periodic collective assessments as well as individual assessment on the recoverability based on historical settlement records and forward looking information.

4      Management of financial risk (Continued)

4.1   Financial Risk (Continued)

(b)	Credit risk (Continued)
(i)	Credit risk management (Continued)

For financial assets measured at amortized cost from virtual bank, management developed independent and regular procedures to review the approvals of credit applications, structure levels of credit risk by setting limits on the exposure of risk, and review the ability of borrowers to meet repayment obligations, with monitoring made on a revolving basis and performing periodic reviews. The credit programmes are managed on a portfolio basis, and the limits on the level of credit risk by sectors are approved annually by the management. The exposure to credit risk is mitigated by obtaining relevant financial guarantees. For debt securities and interbank exposure under treasury portfolio, external ratings are used, which are continuously monitored and updated.

For financial guarantee contracts and relevant financial guarantee fee receivables as disclosed in Note 2.11. Management reviews the financial guarantee contracts and financial guarantee fee receivables collectively at each reporting date to ensure that adequate allowance for impairment losses and relevant liabilities are made.

(ii)	ECL measurement

For financial assets whose impairment losses are measured using expected credit loss (“ECL”) model, the Group assesses whether their credit risk has increased significantly since their initial recognition, and applies a three-stage impairment model to calculate their impairment allowance and recognize their ECL, as follows:

-     Stage 1: If the credit risk has not increased significantly since its initial recognition, the financial asset is included in stage 1.

-     Stage 2: If the credit risk has increased significantly since its initial recognition but is not yet deemed to be credit-impaired, the financial instrument is included in stage 2. The description of how the Group determines when a significant increase in credit risk has occurred is disclosed in the following section of “judgement of significant increase in credit risk”.

-     Stage 3: If the financial instruments are credit-impaired, the financial instrument is included in stage 3. The definition of credit-impaired financial assets is disclosed in the following section of “the definition of credit-impaired assets”.

The Group considers the credit risk characteristics of different financial instruments when determining if there is significant increase in credit risk. For financial instruments with or without significant increase in credit risk, 12-month or lifetime expected credit losses are provided respectively. The expected credit loss is the result of discounting the product of Exposure at Default, Probabilities of Default and Loss given Default.

According to whether the credit risk has increased significantly or whether the assets have been impaired, the Group measures the impairment loss allowance with the expected credit losses of 12-month or the lifetime due to the credit risk characteristics of different assets.

The Group applies the IFRS 9 simplified approach in measuring expected credit losses which uses a lifetime expected impairment loss allowance for all trade receivables and contract assets excluding those generated from Ceased Lending Solution Contracts. For trade receivables and contract assets generated from Ceased Lending Solution Contracts, three-stage approach has been applied due to the existence of significant financing component.

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Judgement of significant increase in credit risk (“SICR”)

Under IFRS 9, when considering the impairment stages for financial assets, the Group evaluates the credit risk at initial recognition and also whether there is any significant increase in credit risk for each reporting period.

The Group sets quantitative and qualitative criteria to judge whether there has been a SICR after initial recognition. The judgement criteria mainly includes the Probabilities of Default changes of the debtors, changes of credit risk categories and other indicators of SICR, etc.. In the judgement of whether there has been a SICR after initial recognition, the Group has not rebutted the 30 days past due as presumption of SICR.

The definition of credit-impaired assets

Under IFRS 9, in order to determine whether credit impairment occurs, the defined standards adopted by the Group are consistent with the internal credit risk management objectives for relevant financial assets while considering quantitative and qualitative indicators. When the Group assesses whether the debtor has credit impairment, the following factors are mainly considered:

●	The debtor has overdue more than 90 days after the contract payment date
●	The debtor has significant financial difficulties
●	The debtor is likely to go bankrupt or other financial restructuring
●	The lender gives the debtor concessions for economic or contractual reasons due to the debtor’s financial difficulties, where such concessions are normally reluctant to be made by the lender

The credit impairment of financial assets may be caused by the joint effects of multiple events and may not be caused by separately identifiable event.

Forward-looking information

The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the debtors to settle the receivables. The Group has identified the Gross Domestic Product (“GDP”) to be the most relevant factor, and has also taken into account of the HK real GDP, the HK Property Price Index (“PPI”), the HK Unemployment Rate (“UR”) in virtual bank operations, and accordingly adjusts the historical loss rates based on expected changes in these factors. In generating the forward-looking scenarios, the operationalization of the ECL models, using also the latest economic statistics, would take into account the recent influences of the coronavirus pandemic situation.

Credit risk exposure

Without considering the impact of collateral and other credit enhancement, for on-balance sheet assets, the maximum exposures are based on net carrying amounts as reported in the consolidated financial statements.

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(1)	Trade receivables and contract assets

Trade receivables and contract assets	As at December 31, 2020
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total

Gross carrying amount
Applying simplified approach (*1)	881,147	317,113	1,198,260
Applying three-stage approach (*2)	—	12,300	12,300
	881,147	329,413	1,210,560

Loss allowance
Applying simplified approach (*1)	42,457	54,786	97,243
Applying three-stage approach (*2)	—	9	9
	42,457	54,795	97,252

	As at December 31, 2021
	RMB’000	RMB’000	RMB’000
	Trade	Contract
	receivables	assets	Total
Gross carrying amount
Applying simplified approach (*1)	934,152	311,103	1,245,255

Loss allowance
Applying simplified approach (*1)	42,978	82,340	125,318

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(1)Trade receivables and contract assets (Continued)

*1   To measure the expected credit losses, all trade receivables and contract assets (except for amount related to Ceased Lending Solution Contracts) applying simplified approach have been grouped based on shared credit risk characteristics and the aging analysis. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The impairment loss allowance of trade receivables and contract assets applying simplified approach was determined as follows:

	As at December 31, 2020
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	—	6.36%	32.93%	78.49%	98.70%	8.12%

Gross carrying amount of trade receivables and contract assets applying simplified approach	516,765	554,889	88,524	23,655	14,427	1,198,260

Loss allowance of trade receivables and contract assets applying simplified approach	—	35,286	29,151	18,566	14,240	97,243

	As at December 31, 2021
	Related	Up to	1 year to	2 year to	Above
	parties	1 year	2 year	3 year	3 years	Total
Expected loss rate	1.55%	6.31%	33.30%	89.51%	98.86%	10.06%

Gross carrying amount of trade receivables and contract assets applying simplified approach	456,470	653,428	81,012	39,758	14,587	1,245,255

Loss allowance of trade receivables and contract assets applying simplified approach	7,091	41,240	26,980	35,587	14,420	125,318

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(1)	Trade receivables and contract assets (Continued)

Movements in the impairment loss allowance of trade receivables and contract assets applying simplified approach are as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	(13,128)	(45,944)	(97,243)
Additions of impairment loss	(34,243)	(128,437)	(87,731)
Reversal of impairment loss	531	9,494	16,670
Write-off	896	67,644	42,986
End of the year	(45,944)	(97,243)	(125,318)

*2The impairment loss allowance of contract assets applying three-stage approach was determined as follows:

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Gross carrying amount
Stage 1	12,290	—
Stage 2	10	—
	12,300	—
Loss allowance
Stage 1	1	—
Stage 2	8	—
	9	—

Movements in the impairment loss allowance of contract assets applying three-stage approach are as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	(1,960)	(1,818)	(9)
Additions of impairment loss	(6,590)	(12,296)	—
Write‑off	6,732	14,105	9
End of the year	(1,818)	(9)	—

4      Management of financial risk (Continued)

4.1   Financial Risk (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

(2)	Other receivables

Credit risk exposure of other receivables was mainly from financial guarantee fee receivables. Credit risk exposure of financial guarantee fee receivables has significantly decreased due to Ceased Lending Solution Contracts. The credit risk exposure of the financial guarantee fee receivables was disclosed in Note 19(a).

(3)	Loans and advances to customers

The following table presents the credit risk exposure of the loans and advances to customers from banking operations.

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Gross carrying amount

Financial assets measured at amortized cost	602,299	13,575
Financial assets measured at fair value through other comprehensive income	—	1,103,460
	602,299	1,117,035

Loss allowance	711	190

Movements in the impairment loss allowance of loans and advances to customers applying three-stage approach are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	—	—	(711)
Additions of impairment loss	—	(711)	(1,170)
Write-off	—	—	1,691
End of the year	—	(711)	(190)

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(b)	Credit risk (Continued)
(ii)	ECL measurement (Continued)

Credit risk exposure (Continued)

Financial guarantee contracts

The following table contains an analysis of the maximum credit risk exposure from financial guarantee contracts.

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Stage 1	5,275	—
Stage 2	1,328	—
	6,603	—

The Group normally makes a full settlement of the outstanding principal and interest to lenders when the underlying loans are overdue by a number of days (typically 80 days). When the loans become overdue for more than 80 days, the loans are considered impaired and there is no reasonable expectation of recovery from such loans. The financial guarantee liability balance will be reduced by the respective payouts made by the Group. As such, there were no stage 3 credit risk exposures for financial guarantee contracts as at December 31, 2020 and 2021.

(c)	Liquidity risk

The Group manages liquidity risk by maintaining adequate cash and cash equivalents and reserve borrowing facilities, by continuously monitoring forecast and actual cash flows, and by matching the maturity profiles of financial assets and liabilities. Management believe that the Group’s current cash and cash equivalents and anticipated cash flows from operations, investment and financing activities will be sufficient to meet the Group’s anticipated working capital requirements and capital expenditures for the next 12 months from December 31, 2021.

The liquidity risk of the foreign exchange swap is managed by aligning the critical terms of such swaps with the hedged items.

4     Management of financial risk (Continued)

4.1  Financial Risk (Continued)

(c)	Liquidity risk (Continued)

The table below analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual maturity date. The amounts disclosed in the table are undiscounted contractual cash flows.

	As at December 31, 2020
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	2,312,504	—	2,312,504
Trade and other payables	834,600	424,701	1,259,301
- Including: lease liabilities	90,098	50,596	140,694
Customer deposits	405,853	—	405,853
Non‑derivative financial liabilities:	3,552,957	424,701	3,977,658

Gross settled (foreign exchange swaps)
- (inflow)	(1,939,843)	—	(1,939,843)
- outflow	2,105,723	—	2,105,723
Derivative financial liabilities	165,880	—	165,880

Total	3,718,837	424,701	4,143,538

Financial guarantees
Maximum guarantee exposure*	6,603	—	6,603

	As at December 31, 2021
	Within 1 year	1 to 5 years	Total
	RMB’000	RMB’000	RMB’000

Short‑term borrowings	818,246	—	818,246
Trade and other payables	1,158,593	340,162	1,498,755
- Including: lease liabilities	65,094	112,102	177,196
Customer deposits	1,350,171	—	1,350,171
Non‑derivative financial liabilities:	3,327,010	340,162	3,667,172
Gross settled (foreign currency swaps)
- (inflow)	(2,147,751)	—	(2,147,751)
- outflow	2,338,722	—	2,338,722
Derivative financial liabilities	190,971	—	190,971
Total	3,517,981	340,162	3,858,143
Financial guarantees
Maximum guarantee exposure*	—	—	—
*

The maximum guarantee exposure represents the total amount of liability should all borrowers under financial guarantee contracts default. Since a significant portion of guarantee is expected to expire without being called upon, the maximum liabilities do not represent expected future cash outflows.

4     Management of financial risk (Continued)

4.2  Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to enhance shareholders’ value in the long-term.

The Group monitors capital (including share capital and reserves) by regularly reviewing the capital structure. As a part of this review, the Company considers the cost of capital and the risks associated with the issued share capital. The Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or repurchase the Company’s shares. In the opinion of the Directors of the Company, the Group’s capital risk was low as at December 31, 2021.

4.3  Fair value estimation

Fair value estimates are made at a specific point in time based on relevant market information and information about financial instruments. When an active market exists, such as an authorized securities exchange, the market value is the best reflection of the fair values of financial instruments. For financial instruments where there is no active market, fair value is determined using valuation techniques.

The Group’s financial assets measured at fair value mainly include financial assets at fair value through profit or loss and financial assets measured at fair value through other comprehensive income.

Determination of fair value and fair value hierarchy

All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchies. The fair value hierarchy categorizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the fair value hierarchy within which the fair value measurement is categorized in its entirety is determined on the basis of the lowest level input that is significant to the fair value measurement in its entirety.

The levels of the fair value hierarchy are as follows:

(a)Fair value is based on quoted prices (unadjusted) in active markets for identical assets or liabilities (“Level 1”);

(b)Fair value is based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices) (“Level 2”); and

(c)Fair value is based on inputs for the asset or liability that are not based on observable market data (unobservable inputs) (“Level 3”).

The level of fair value calculation is determined by the lowest level input that is significant in the overall calculation. As such, the significance of the input should be considered from an overall perspective in the calculation of fair value.

For Level 2 financial instruments, valuations are generally obtained from third party pricing services for identical or comparable assets, or through the use of valuation methodologies using observable market inputs, or recent quoted market prices. Valuation service providers typically gather, analyse and interpret information related to market transactions and other key valuation model inputs from multiple sources, and through the use of widely accepted internal valuation models, provide a theoretical quote on various securities.

4     Management of financial risk (Continued)

4.3  Fair value estimation (Continued)

Determination of fair value and fair value hierarchy (Continued)

For Level 3 financial instruments, prices are determined using valuation methodologies such as discounted cash flow models and other similar techniques. Determinations to classify fair value measurement within Level 3 of the valuation hierarchy are generally based on the significance of the unobservable factors to the overall fair value measurement, and valuation methodologies such as discounted cash flow models and other similar techniques. To determine the fair value of loans and advances to customers from banking operations, loans are segregated into portfolios of similar characteristics. Fair values are estimated using discounted cash flow methodology incorporating a range of input assumptions including expected customer prepayment rates, new business interest rate estimates for similar loans. The fair value of loans reflects expected credit losses at the balance sheet date and the fair value effect of repricing between origination and the reporting date. For credit impaired loans, fair value is estimated by discounting the future cash flows over the period they are expected to be recovered.

For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

4     Management of financial risk (Continued)

4.3  Fair value estimation (Continued)

Determination of fair value and fair value hierarchy (Continued)

The following tables provide the fair value measurement hierarchy of the Group’s financial assets and liabilities:

	As at December 31, 2020
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	1,487,195	676	1,487,871
Financial assets measured at fair value through other comprehensive income (Note 16)	16,828	—	5,000	21,828
Financial liabilities
Derivative financial liabilities	—	165,880	—	165,880

	As at December 31, 2021
	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Assets measured at fair value
Financial assets at fair value through profit or loss (Note 21)	—	2,070,977	676	2,071,653
Financial assets measured at fair value through other comprehensive income (Note 16)	16,334	—	1,106,664	1,122,998
Financial liabilities
Derivative financial liabilities	—	190,971	—	190,971

For the years ended December 31, 2020 and 2021, there were no transfers among different levels of fair values measurement.

Movements of Level 3 financial instruments measured at fair value is as follows:

	For the year ended
	December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	5,000	6,438	5,676
Additions	1,438	—	1,103,460
Losses recognised in other comprehensive income	—	—	(1,796)
Losses recognised in other gain	—	(762)	—
End of the year	6,438	5,676	1,107,340